Fees Summary	May 01, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 167,370,115.44
Total Fee Amount	23,113.83
Total Offset Amount	0.00
Net Fee	$ 23,113.83
Offering Table N/A
Offset Table N/A	N/A